Segment and Related Information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segment and Related Information

(7) Segment and Related Information

The Company operates in one segment, which performs research and development activities related to Ampligen and other drugs under development. The Company’s revenues for the two-year period ended December 31, 2023, were earned in the United States. All assets are maintained in the United States of America.